Document and Entity Information	Oct. 30, 2023
Cover [Abstract]
Entity Registrant Name	TREX CO INC
Amendment Flag	true
Entity Central Index Key	0001069878
Document Type	8-K/A
Document Period End Date	Oct. 30, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-14649
Entity Tax Identification Number	54-1910453
Entity Address, Address Line One	2500 Trex Way
Entity Address, City or Town	Winchester
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22601
City Area Code	(540)
Local Phone Number	542-6300
Security 12b Title	Common stock
Trading Symbol	TREX
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to Trex Company, Inc.’s Current Report on Form 8-K is furnished to include a transcript of the earnings conference call held on October 30, 2023.